Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: February 10, 2022

Payment Date	2/15/2022
Collection Period Start	1/1/2022
Collection Period End	1/31/2022
Interest Period Start	1/18/2022
Interest Period End	2/14/2022

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$115,643,711.14	$17,421,111.76	$98,222,599.38	0.239567	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$283,173,711.14	$17,421,111.76	$265,752,599.38

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$291,392,552.76	$273,601,603.90	0.218881
YSOC Amount	$5,155,006.57	$4,785,169.47
Adjusted Pool Balance	$286,237,546.19	$268,816,434.43
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$115,643,711.14	2.51000%	30/360	$241,888.10
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$283,173,711.14			$612,975.76

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$291,392,552.76	$273,601,603.90
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$286,237,546.19	$268,816,434.43
Number of Receivable Outstanding	32,659	31,786
Weight Average Contract Rate	4.48%	4.49%
Weighted Average Remaining Term (months)	28	27

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,100,427.39
Principal Collections	$17,777,791.19
Liquidation Proceeds	$103,537.21
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$18,981,755.79
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$18,981,755.79

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$242,827.13	$242,827.13	$—	$—	$18,738,928.66
Interest - Class A-1 Notes	$—	$—	$—	$—	$18,738,928.66
Interest - Class A-2 Notes	$—	$—	$—	$—	$18,738,928.66
Interest - Class A-3 Notes	$241,888.10	$241,888.10	$—	$—	$18,497,040.56
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$18,231,184.56
First Allocation of Principal	$—	$—	$—	$—	$18,231,184.56
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$18,188,887.56
Second Allocation of Principal	$—	$—	$—	$—	$18,188,887.56
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$18,158,646.23
Third Allocation of Principal	$2,097,276.71	$2,097,276.71	$—	$—	$16,061,369.52
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,028,676.19
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$3,768,676.19
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,768,676.19
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$704,841.14
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$704,841.14
Remaining Funds to Certificates	$704,841.14	$704,841.14	$—	$—	$—
Total	$18,981,755.79	$18,981,755.79	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$5,155,006.57
Increase/(Decrease)	$(369,837.10)
Ending YSOC Amount	$4,785,169.47

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$286,237,546.19	$268,816,434.43
Note Balance	$283,173,711.14	$265,752,599.38
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.00%	1	$13,157.67
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	75	$103,537.21
Monthly Net Losses (Liquidation Proceeds)			$(90,379.54)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.02%
Preceding Collection Period			(0.20)%
Current Collection Period			(0.38)%
Four-Month Average Net Loss Ratio			(0.12)%
Cumulative Net Losses for All Periods			$1,725,300.84
Cumulative Net Loss Ratio			0.14%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.23%	60	$641,966.88
60-89 Days Delinquent	0.07%	21	$203,970.74
90-119 Days Delinquent	0.04%	7	$114,485.99
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.35%	88	$960,423.61

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	1	$—
Total Repossessed Inventory	3	$43,539.93

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	28	$318,456.73
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.12%
Second Preceding Collection Period		0.10%
Preceding Collection Period		0.12%
Current Collection Period		0.12%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.44	0.16%	39	0.12%